Segment information and revenue from contracts with customers - Information by operating segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Segment information and revenue from contracts with customers
Number of reportable segments | segment	2
Rendering of services	€ 46,347	€ 39,248	€ 30,084
Sales of goods	2,433	1,230	1,605
Revenues from external customers	48,780	40,478	31,689
Adjusted EBITDA	(5,687)	90	(324)
Capital Expenditures			18,035
Additions to property, plant and equipment		8,710	15,564
Additions to property, plant and equipment and right-of-use assets	21,268
Additions to intangible assets	7,280	3,059	2,471
Other segment information
Depreciation and amortization	6,579	5,175	3,237
Research and development expenses	9,590	6,300	6,396
Recognized over time
Segment information and revenue from contracts with customers
Revenues from external customers		35,248
Recognized at a point in time
Segment information and revenue from contracts with customers
Revenues from external customers		5,230
Pharmaceutical
Segment information and revenue from contracts with customers
Revenues from external customers	21,522	17,307	13,931
Diagnostics
Segment information and revenue from contracts with customers
Revenues from external customers	27,258	23,171	17,758
Recognized over time
Segment information and revenue from contracts with customers
Revenues from external customers	44,417
Recognized at a point in time
Segment information and revenue from contracts with customers
Revenues from external customers	4,363
Operating segment | Pharmaceutical
Segment information and revenue from contracts with customers
Rendering of services	19,089	16,077	12,326
Sales of goods	2,433	1,230	1,605
Revenues from external customers	21,522	17,307	13,931
Adjusted EBITDA	14,956	13,641	10,870
Capital Expenditures			1,464
Additions to property, plant and equipment		1,225	241
Additions to property, plant and equipment and right-of-use assets	1,362
Additions to intangible assets	3,603	1,948	1,223
Other segment information
Depreciation and amortization	1,308	1,222	793
Research and development expenses		334	35
Operating segment | Pharmaceutical | Recognized over time
Segment information and revenue from contracts with customers
Revenues from external customers		12,077
Operating segment | Pharmaceutical | Recognized at a point in time
Segment information and revenue from contracts with customers
Revenues from external customers		5,230
Operating segment | Diagnostics
Segment information and revenue from contracts with customers
Rendering of services	27,258	23,171	17,758
Revenues from external customers	27,258	23,171	17,758
Adjusted EBITDA	2,306	2,285	2,552
Capital Expenditures			607
Additions to property, plant and equipment		1,917	607
Additions to property, plant and equipment and right-of-use assets	1,998
Other segment information
Depreciation and amortization	2,032	1,838	1,311
Operating segment | Diagnostics | Recognized over time
Segment information and revenue from contracts with customers
Revenues from external customers		23,171
Operating segment | Recognized over time | Pharmaceutical
Segment information and revenue from contracts with customers
Revenues from external customers	17,159
Operating segment | Recognized over time | Diagnostics
Segment information and revenue from contracts with customers
Revenues from external customers	27,258
Operating segment | Recognized at a point in time | Pharmaceutical
Segment information and revenue from contracts with customers
Revenues from external customers	4,363
Corporate
Segment information and revenue from contracts with customers
Adjusted EBITDA	(22,949)	(15,836)	(13,746)
Capital Expenditures			15,964
Additions to property, plant and equipment		5,568	14,716
Additions to property, plant and equipment and right-of-use assets	17,908
Additions to intangible assets	3,677	1,111	1,248
Other segment information
Depreciation and amortization	3,239	2,115	1,133
Research and development expenses	€ 9,590	€ 5,966	€ 6,361